Inventories, Net	6 Months Ended
Jun. 30, 2025
Inventories, Net [Abstract]
INVENTORIES, NET

NOTE 3 – INVENTORIES, NET:

a.	Inventories as of June 30, 2025 and December 31, 2024 consisted of the following:

	June 30,	December 31,
	2025	2024
	Unaudited
Work in progress	$59	$286
Finished goods	494	154
Total inventories	$553	$440

b.	During the six months period ended June 30, 2025, the Company recorded approximately $21 for write-down of inventories under cost of revenues. During the three months period ended June 30, 2025, the Company did not record write-down of inventories.

During the six months period ended June 30, 2024, the Company recorded approximately $268 for write-down of inventories under cost of revenues. During the three months period ended June 30, 2024, the Company did not record write-down of inventories.